Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net income / (loss)	$ (2,724,573)	$ 21,112,528
Adjustments to reconcile net income /(loss) to net cash provided by operating activities:
Vessel depreciation	5,111,289	5,325,634
Amortization of deferred charges	95,858	95,137
Share-based compensation	516,649	365,379
Unrealized (gain) / loss on derivatives	1,807,275	(1,669,148)
Bad debt expense	134,294	0
Changes in operating assets and liabilities	2,527,748	(3,954,189)
Net cash provided by operating activities	7,468,540	21,275,341
Cash flows from investing activities:
Cash paid for vessel capitalized expenses	(80,997)	(486,035)
Cash paid for vessel sale expenses	(15,274)	0
Cash paid for vessel acquisitions	0	(36,968,387)
Net cash used in investing activities	(96,271)	(37,454,422)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of commissions paid	0	2,685,602
Offering expenses paid	0	(12,427)
Cash paid for share repurchases	(1,049,054)	0
Loan arrangement fees paid	(126,000)	0
Proceeds from long-term bank loans	14,000,000	0
Repayment of long-term bank loans	(17,820,000)	(7,570,000)
Net cash used in financing activities	(4,995,054)	(4,896,825)
Net (decrease) / increase in cash and cash equivalents and restricted cash	2,377,215	(21,075,906)
Cash, cash equivalents and restricted cash at beginning of period	37,123,013	29,527,366
Cash, cash equivalents and restricted cash at end of period	39,500,228	8,451,460
Cash breakdown
Cash and cash equivalents	36,669,290	5,159,611
Restricted cash, current	645,938	1,271,849
Restricted cash, long term	2,185,000	2,020,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 39,500,228	$ 8,451,460